Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance at Dec. 31, 2012	$ 754,575	$ 5,067	$ 237,217	$ 100	$ (8,776)	$ 520,967
Balance (in shares) at Dec. 31, 2012		60,287,498
Comprehensive Income:
Net income	41,524					41,524
Currency translation adjustment	(5,935)				(5,935)
Currency impact of long term funding	(4,172)				(4,172)
Tax on currency impact of long term funding	(227)				(227)
Unrealized capital gain - investments	(205)				(205)
Total comprehensive income	30,985				(10,539)	41,524
Exercise of share options (in shares)		524,243
Exercise of share options	10,544	42	10,502
Issue of restricted share units (in shares)		50,000
Issue of restricted share units	4		4
Share issuance costs	(59)		(59)
Non-cash stock compensation expense	5,466		5,466
Tax benefit on exercise of options	193		193
Balance at Jun. 30, 2013	$ 801,708	$ 5,109	$ 253,323	$ 100	$ (19,315)	$ 562,491
Balance (in shares) at Jun. 30, 2013		60,861,741